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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04804

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1324 4th Avenue, Suite 2144 Seattle, Washington	98101

(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management       1324 4thAvenue, Suite 2144      Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863

Date of fiscal year end:     September 30, 2012

Date of reporting period:    June 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

	Bonds 84.4%
Par Value	U.S. Government/Agencies Notes and Bonds 22.9%	Maturity	Coupon	Market Value

200,000	Fannie Mae	07/30/12	1.125%	200,152
416,000	U.S. Treasury Note	04/30/13	0.625%	417,349
250,000	Tennessee Valley Authority	08/01/13	4.750%	262,112
200,000	Private Export Funding Co.	08/15/13	4.974%	210,467
875,000	U.S. Treasury Note	09/30/16	1.000%	888,604
57,604	Fannie Mae	02/25/18	5.000%	61,840
250,000	Fannie Mae	06/25/19	5.385%	279,636
150,000	Tennessee Valley Authority	07/15/20	6.235%	186,082
350,000	Private Export Funding Co.	12/15/21	4.300%	411,938
49,263	Fannie Mae	03/01/22	5.000%	53,200
400,000	U.S. Treasury Bond	08/15/23	6.250%	581,000
320,000	U.S. Treasury Bond	02/15/26	6.000%	469,100
300,000	U.S. Treasury Bond	11/15/28	5.250%	422,203
203,287	Fannie Mae	10/25/32	5.500%	206,579
	Total U.S. Government/Agencies Notes and Bonds			4,650,262

	Quasi and Foreign Governments 5.4%
200,000	InterAmerican Development Bank	10/22/12	1.750%	200,737
300,000	Province of Nova Scotia	07/21/15	2.375%	313,721
200,000	Province of Manitoba	04/28/14	1.375%	203,584
350,000	Province of Ontario	02/05/15	2.950%	369,256
	Total Quasi and Foreign Governments			1,087,298

	Securitized /Asset Backed Bonds 9.0%
106,255	AEP Texas Central	07/01/13	4.980%	107,926
101,473	Mercedes Benz Auto Receivables Trust	01/15/14	1.670%	101,856
330,000	Ford Credit Auto Owners Trust	11/15/14	2.420%	335,043
72,798	Massachusetts RRB Special Purpose Trust	03/15/15	4.400%	74,103
250,000	Mercedes Benz Auto Receivables Trust	03/16/15	0.850%	250,746
103,576	FPL Recovery Funding LLC	08/01/15	5.044%	106,224
220,000	FPL Recovery Funding LLC	08/01/17	5.127%	240,194
14,494	GNMA (577742)	09/15/17	5.500%	15,792
200,000	RSB Bondco LLC	04/01/18	5.720%	219,726
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%	134,184
103,793	FHLMC	11/01/25	3.500%	110,596
48,015	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%	56,196
71,675	Fannie Mae (2002-93 A1)	03/25/32	6.500%	80,657
	Total Securitized /Asset Backed Bonds			1,833,243

	Corporate Bonds Industrial - Basic 2.3%
150,000	Valmont Industries	04/20/20	6.625%	176,015
300,000	Newmont Mining Corp	03/15/22	3.500%	296,099
	Total Corporate Bonds Industrial - Basic			472,114

	Corporate Bonds Industrial - Communications 6.3%
120,000	Rogers Communications Inc	03/01/14	6.375%	130,748
175,000	Qwest Corporation	10/01/14	7.500%	195,080
300,000	Scripps Networks	12/15/16	2.700%	309,520
500,000	DirecTV Holdings LLC	03/01/16	3.500%	527,371
110,000	Motorola Solutions Inc.	09/01/25	6.500%	125,073
	Total Corporate Bonds Industrial - Communications			1,287,792

	Corporate Bonds Industrial - Consumer Cyclical 0.8%
150,000	Iron Mountain Inc.	08/15/21	8.375%	162,750
	Total Corporate Bonds Industrial - Consumer Cyclical			162,750

	Corporate Bonds Industrial - Consumer Non-Cyclical 4.9%
250,000	Fortune Brands Inc.	01/15/16	5.375%	278,050
120,000	Domtar Corporation	06/01/17	10.750%	154,196
250,000	Starbucks Corp.	08/15/17	6.250%	300,819
200,000	Archer Daniels Midland Co	03/15/27	7.500%	272,073
	Total Corporate Bonds Industrial - Consumer Non-Cyclical			1,005,138

	Corporate Bonds Industrial - Energy 4.2%
300,000	Valero Logistics Co	07/15/12	6.875%	300,341
400,000	Anadarko Petroleum Corp	09/15/16	5.950%	453,911
100,000	Chesapeake Energy Corp ( c)	08/15/20	6.625%	99,000
	Total Corporate Bonds Industrial - Energy			853,252

Par Value	Corporate Bonds Industrial - Transportation 2.1%	Maturity	Coupon	Market Value
400,000	BNSF Funding Trust	12/15/55	6.613%	422,000
	Total Corporate Bonds Industrial - Transportation			422,000

Par Value	Corporate Bonds Utilities - Electric 8.4%	Maturity	Coupon	Market Value
100,000	Ameren Corp. Illinois	12/15/13	8.875%	108,738
409,000	Ameren Corp.	05/15/14	8.875%	455,581
140,000	CMS Energy	12/15/15	6.875%	154,945
125,000	Sempra Energy	06/01/16	6.500%	147,054
150,000	NV Energy Inc.	11/15/20	6.250%	167,450
359,000	Centerpoint Energy Houston Electric LLC	07/01/23	5.600%	446,208
150,000	Ohio Edison Co.	10/15/38	8.250%	225,979
	Total Corporate Bonds Utilities - Electric			1,705,955

	Corporate Bonds Utilities - Natural Gas 7.0%
250,000	Energy Transfer Partners	07/01/13	6.000%	260,651
200,000	Petrohawk Energy	08/01/14	10.500%	221,588
300,000	TGT/Boardwalk Pipeline LLC	06/01/18	5.200%	322,825
200,000	Buckeye Partners LP	02/01/21	4.875%	198,817
125,000	Energy Transfer Partners	02/01/22	5.200%	133,864
260,000	Enterprise Products Operating LLC (a)	08/01/66	8.375%	281,775
	Total Corporate Bonds Utilities - Natural Gas			1,419,520

	Corporate Bonds Finance - Banking 7.3%
500,000	Household Financial Corp	11/27/12	6.375%	510,580
250,000	Wachovia Corp.	08/01/13	5.700%	262,730
100,000	Zions Bancorp.	09/23/14	7.750%	108,455
291,000	Citigroup Inc.	10/15/14	5.500%	308,102
300,000	Wells Fargo Co Float (a)	10/28/15	0.625%	293,746
	Total Corporate Bonds Finance - Banking			1,483,613

	Corporate Bonds Finance - Misc. Finance 1.0%
200,000	Ford Motor Credit	05/15/15	2.750%	201,623
	Total Corporate Bonds Finance - Misc. Finance			201,623

	Corporate Bonds Finance - REIT's 2.8%
250,000	Senior Housing Properties Trust	01/15/16	4.300%	250,232
200,000	Biomed Realty LP	04/15/16	3.850%	205,870
100,000	Digital Realty Trust LP	03/15/21	5.250%	106,451
	Total Corporate Bonds Finance - REIT's			562,553

	Total Value of Bonds (Cost $16,474,130)			17,147,113

Shares	Preferred Stock 1.1%
8,000	Citigroup Capital Preferred			218,320
	Total Preferred Stock (Cost $208,800)			218,320

Shares	Common Stock 9.4%
2,000	DuPont De Nemours & Co			101,140
4,000	Exelon Corp.			150,480
30,000	Frontier Communications Corp (c)			114,900
4,000	GlaxoSmithKline PLC			182,280
3,300	iShares iBoxx High Yield Corp Bond. (c)			301,026
10,000	Newmont Mining Corp			485,100
20,000	Supervalu Inc. (c)			103,600
6,000	Total S.A. ADR			269,700
6,000	Waste Management Inc.			200,400
	Total Common Stock (Cost $2,108,268)			1,908,626

	Short Term Investments 7.4%
865,381	BNY Mellon Money Market 0.040%		(b)	865,381
631,964	Blockrock Liquidity Fund 0.040%		(b)(d)	631,964
	Total Short Term Investments (Cost $1,497,345)			1,497,345

	Total Investments (Cost $20,288,543)	102.3%		20,771,404
	Liabilities in excess of other assets	-2.3%		-462,190
	NET ASSETS	100.0%		20,309,214

At June 30, 2012, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $20,288,543 is:
	Gross unrealized appreciation	$732,650
	Gross unrealized depreciation	(249,792)
	Net unrealized appreciation	$482,858

(a)
Security is a fixed-to-floating coupon bond.  The coupon shown is the fixed coupon in effect at June 30, 2012.  The fixed coupon will convert to a floating coupon at a predetermined date.  At that date the coupon increases to LIBOR plus a predetermined margin.

(b)	Represents 7 day effective yield as of June 30, 2012.

(c )	All or a portion of this security was on loan at June 30, 2012. The value of securities on loan at June 30, 2012 was $617,085

(d)	This security was purchased with cash collateral received for securities on loan at June 30, 2012.

Shares		Market Value
	Common Stock 97.2%

	Basic Industries 5.2%
40,000	Freeport McMoran Copper	$1,362,800
15,000	Walter Energy Inc.	662,400
	Total Basic Industries	2,025,200

	Business Services 3.2%
40,000	Microsoft Corp	1,223,600
	Total Business Services	1,223,600

	Capital Goods 5.3%
7,000	Caterpillar Inc.	594,370
16,000	Joy Global Inc.	907,680
7,000	United Technologies Corp	528,710
	Total Capital Goods	2,030,760

	Consumer Goods & Services 15.0%
3,500	Apple Inc.	2,044,000
700	Google Inc. Cl A*	406,049
40,000	Las Vegas Sands Corp	1,739,600
6,000	McDonald's Corp	531,180
20,000	Tupperware Brands Corp	1,095,200
	Total Consumer Goods & Services	5,816,029

	Energy 17.2%
30,000	Anadarko Petroleum Corp	1,986,000
40,000	BP PLC ADR	1,621,600
25,000	Diamond Offshore Drilling Inc (a)	1,478,250
40,000	Halliburton Co	1,135,600
10,000	Transocean Ltd.*	447,300
	Total Energy	6,668,750

	Financial & Insurance 11.1%
100,000	Hartford Financial Svcs Grp Inc.	1,763,000
40,000	JP Morgan Chase & Co.	1,429,200
50,000	Lincoln National Corp	1,093,500
	Total Financial & Insurance	4,285,700

	Health Care - Pharmaceuticals 18.6%
20,000	Abbott Laboratories Inc.	1,289,400
806,049	Agenus Inc.* (a)	4,223,697
40,000	Merck & Co Inc.	1,670,000
	Total Health Care - Pharmaceuticals	7,183,097

	Precious Metals 21.6%
40,000	iShares Silver Trust*	1,066,000
200,000	Kinross Gold Corp.	1,630,000
40,000	Market Vectors Gold Mining	1,790,800
80,000	Market Vectors Jr. Gold*	1,533,600
30,000	Newmont Mining Corp	1,455,300
60,000	Seabridge Gold Inc.* (a)	869,400
	Total Precious Metals	8,345,100

	Total Value of Common Stock (Cost $ 37,874,368)	$37,578,236

Shares			Market Value

	Short-Term Investments 12.0%
3,494,184	Blackrock Liquidity Fund 0.04% (b)(c)		$3,494,184
1,153,631	BNY Mellon Cash Reserves 0.04% (c)		1,153,631
	Total Value Of Short-Term Investments (Cost $4,647,815)		4,647,815

	Total Investments in Securities (Cost $42,522,183)	109.2%	42,226,051

	Liabilities in excess of other assets	-9.2%	(3,548,640)

	Net Assets	100.0%	$38,677,411

	At June 30, 2012, unrealized depreciation of securities, for Federal Income Tax purposes based on cost of $42,385,986, is as follows:

	Unrealized appreciation		$4,010,239
	Unrealized depreciation		(4,174,974)
	Net unrealized depreciation		$(164,735)

*	Non-income producing

	Schedule of Call Options Written
Contracts	June 30, 2012
300	Las Vegas Sands Call 9/22/12 $57.50		$(4,800)
	Total Call Options Written -	0.01%	$(4,800)
	(Premiums received $136,197)

(a)	All or a portion of this security was on loan at June 30, 2012. The value of securities on loan at June 30, 2012 was $3,409,575.

(b)	This security was purchased with cash collateral received for securities on loan at June 30, 2012.

(c)	Represents 7 day effective yield as of June 30, 2012.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	August 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	August 7, 2012

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date	August 7, 2012

* Print the name and title of each signing officer under his or her signature.